Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	18,751,000	19,862,000	1,687,000
Authorized			20,000,000
Restricted stock units granted	(1,391,000)	(1,446,000)	(2,000,000)
Option and restricted stock units forfeited	27,000	335,000	175,000
Available for grant at ending balance	17,387,000	18,751,000	19,862,000